Chase Vista
                                 American Value
                               Semi-annual report

                                 April 30, 1998
                                  (Unaudited)

                                Chase Vista Funds

                                CHAIRMAN'S LETTER


                                                                  June 10, 1998
Dear Shareholder,

We are pleased to present this semi-annual report for the Chase Vista American Value Fund for the six-month period ended April 30, 1998.

Stocks Posted Solid Gains As the Economy Continued to Grow
The stock market recorded strong performance as the economy continued to grow at a healthy pace and inflation remained under control. Other factors that contributed to the market's investment results included low interest rates, good corporate earnings and solid cash flows into equity mutual funds.

Early in the period, the potential impact of the Asian economic crisis put pressure on U.S stocks. However, the U.S. economy continued to grow despite Asia's economic woes. In January, the stock market stalled again, as investors worried about the market's future prospects, however, equities bounced back again in February, as the Dow Jones industrial average plowed through the 9,000 and finished the period hovering near an all-time record level.

Bonds Posted Modest Gains As Interest Rates Stabilized
Bonds registered modest investment results in an environment that saw the U.S. economy strengthen but inflation continue to remain under control.

The period began with a worry about the impact of the Asian crisis on global economic growth. But when the shock of the Asian crisis subsided toward the end of 1997, investors re-focused their attention on the U.S. economy. Bonds performed well in January, despite the strongest Employment Cost Index (ECI) report in five years. In February, several reports that suggested the economy was overheating drove bond prices down. However, the market rebounded, and interest rates stayed in a relatively narrow range, thanks partly to two opposing forces: deflation concerns ignited by the Asian crisis and higher inflation concerns due to the U.S. economy's better-than-expected performance.

Overall, it was another strong period for those invested in the U.S. stock market. As always, all of us at Chase Vista encourage you to maintain your investing discipline in the months and years ahead.

Sincerely,


/s/ Fergus Reid


Fergus Reid
Chairman

American Value Fund
Portfolio of Investments April 30,1998 (unaudited)

Shares                     Issuer                                                                          Value
-------------------------------------------------------------------------------------------------------------------
Long Term Investments - 85.7%
-------------------------------------------------------------------------------------------------------------------
                    Common Stock - 85.7%
                    Aerospace - 2.1 %
       5,000              Raytheon Co., Class B                                                            $283,438
                                                                                                           --------
                    Automotive - 1.9%
       7,000              Genuine Parts Co.                                                                 252,000
                    Banking - 7.3%
       4,697              Banc Once Corp.                                                                   276,242
       2,800              BankAmerica Corp.                                                                 238,000
       4,000              H. F. Ahmanson & Co.                                                              305,000
       1,200              J. P. Morgan & Company, Inc.                                                      157,500
                                                                                                            -------
                                                                                                            976,742
                                                                                                            -------
                    Computer Software - 1.9%
       6,000              Electronic Data Systems Corp.                                                     258,000
                                                                                                            -------
                    Computers / Computer Hardware - 1.1%
       2,000              Hewlett-Packard Co.                                                               150,625
                                                                                                            -------
                    Consumer Products - 4.5%
       7,500              Fleetwood Enterprises, Inc.                                                       346,406
       5,000              Kimberly-Clark Corp.                                                              253,750
                                                                                                            -------
                                                                                                            600,156
                                                                                                            -------
                    Diversified - 4.5%
       6,500              Fluor Corp.                                                                       307,125
       7,000              Tenneco Inc.                                                                      301,438
                                                                                                            -------
                                                                                                            608,563
                                                                                                            -------
                    Electronics / Electrical Equipment - 5.4%
      10,000              EG&G, Inc.                                                                        301,250
       4,000              Motorola, Inc.                                                                    222,500
       4,000              Tecumseh Products Co., Class A                                                    201,500
                                                                                                            -------
                                                                                                            725,250
                                                                                                            -------
                    Financial Services - 2.9%
       6,400              Federal National Mortgage Assoc.                                                  383,200
                                                                                                            -------
                    Food / Beverage Products - 1.5%
       7,000              ConAgra, Inc.                                                                     204,313
                                                                                                            -------
                    Insurance - 5.4%
       5,000              Allstate Corp.                                                                    481,250
       4,800              Safeco Corp.                                                                      239,700
                                                                                                            -------

                                                                                                            720,950
                                                                                                            =======
                    Manufacturing - 3.6%
       6,500              ITT Industries, Inc.                                                              236,844
       8,200              Zero Corp.                                                                        252,663
                                                                                                            -------
                                                                                                            489,507
                                                                                                            -------
                    Oil & Gas - 11.7%
       2,400              Atlantic Richfield Co. (ARCO)                                                     187,200
      10,000              Enron Oil & Gas Co.                                                               233,750
       9,500              Occidental Petroleum Corp.                                                        279,656
       5,600              Phillips Petroleum Co.                                                            277,550
       5,000              Royal Dutch Petroleum Co., New York Registered Shares, (Netherlands)              282,813
       1,500              Texas Pacific Land Trust                                                           68,250
      10,000              Union Pacific Resources Group, Inc.                                               238,750
                                                                                                            -------

                                                                                                          1,567,969
                                                                                                          ---------


American Value Fund
Portfolio of Investments April 30,1998 (unaudited)(continued)

Shares                    Issuer                                                                           Value
-------------------------------------------------------------------------------------------------------------------
                    Paper/Forest Products - 6.1 %
      11,500              Longview Fibre Co.                                                               $194,781
      17,500              Louisiana-Pacific Corp.                                                           382,813
       5,000              Potlatch Corp.                                                                    236,875
                                                                                                          ---------
                                                                                                            814,469
                                                                                                          ---------
                    Pharmaceuticals - 1.8%
       2,000              Merck & Company, Inc.                                                             241,000
                                                                                                          ---------
                    Printing & Publishing - 2.0%
       4,000              Tribune Co.                                                                       264,000
                                                                                                          ---------
                    Real Estate Investment Trust - 7.4%
       9,674              BRE Properties, Inc., Class A,                                                    253,943
                                                                                                          ---------
                    Retailing - 7.4%
       7,000              Albertson's, Inc.,                                                                350,000
       2,000              Dayton-Hudson Corp.                                                               174,621
       4,600              Dillards Inc., Class A,                                                           168,475
       7,000              SUPERVALU, Inc.                                                                   305,813
                                                                                                          ---------
                                                                                                            998,909
                                                                                                          ---------
                    Shipping/Transportation - 4.3%
       9,000              Norfolk Southern Corp.                                                            300,938
       5,000              Union Pacific Corp.,                                                              273,750
                                                                                                          ---------
                                                                                                            574,688
                                                                                                          ---------
                    Telecommunications - 2.7%
       6,000              AT&T Corp.                                                                        360,375
                                                                                                          ---------
                    Tire & Rubber - 2.1 %
       4,000              Goodyear Tire & Rubber, Inc.                                                      280,000
                                                                                                          ---------
                    Utilities - 1.6%
       8,000              Central & South West Corp.                                                        208,500
                                                                                                          ---------
                    Wholesaling - 2.2%
       7,200              Reliance Steel & Aluminum Co.                                                     290,700
                                                                                                          ---------
                    Total Common Stock (Cost $7,968,814)                                                 11,507,297
-------------------------------------------------------------------------------------------------------------------
                  Total Long Term Investments (Cost $7,968,814)                                          11,507,297
-------------------------------------------------------------------------------------------------------------------


Short Term Investments - 14.2%
-------------------------------------------------------------------------------------------------------------------
  Principal
  Amount
              Commercial Paper -
  $420,800                 American Express Credit Corp., 5.51% due 05/15/98                                419,705
   352,500                 Associates Corp. of North America, 5.51% due 05105/98                            352,284
   274,000                 General Electric Capital Corp., 5.50% due 05/13/98                               273,498
   392,400                 Ford Motor Credit Company, 5.49 due 05/08/98                                     391,982
                                                                                                          ---------
                    Total Commercial Paper (Cost $1,437,469)                                              1,437,469
                                                                                                          ---------

American Value Fund
Portfolio of Investments April 30,1998 (unaudited)(continued)

  Principal
  Amount                   Issuer                                                                          Value
-------------------------------------------------------------------------------------------------------------------
             U. S. Treasury Securities -
                           U.S. Treasury Bills,
    $330,000              4.85% due 06/25/98                                                               $327,555
     139,000              4.94% due 06/25/98                                                                137,951
                                                                                                          ---------
                    Total U.S. Treasury Securities (Cost $456,506)                                          465,506
                                                                                                          ---------
-------------------------------------------------------------------------------------------------------------------
                  Total Short Term Investments (Cost $1,902,975)                                          1,902,975
-------------------------------------------------------------------------------------------------------------------
Total Investments - 99.8%
(Cost $9,871,789)                                                                                       $13,410,272
-------------------------------------------------------------------------------------------------------------------

                                    See notes to financial statements.

Chase Vista American Value Fund
Statement of Assets and Liabilities April 30, 1998 (unaudited)

ASSETS:
Investment securities, at value (Note 1)                                                $13,410,272
Cash                                                                                         67,819
Receivables:
     Interest and dividends                                                                  13,843
     Fund shares sold                                                                        10,588
Other assets                                                                                    226
                                                                                        -----------
         Total assets                                                                    13,502,748
                                                                                        -----------
LIABILITIES:
Accrued liabilities: (Note 2)
     Administration fees                                                                      1,669
     Investment advisory fees                                                                 1,113
     Shareholder servicing fees                                                               1,113
     Custodian                                                                               12,712
     Other                                                                                   51,357
                                                                                        -----------
         Total Liabilities                                                                   67,964
NET ASSETS:
Paid in capital                                                                           9,908,085
Accumulated undistributed net investment income                                              (8,275)
Accumulated undistributed net realized gain on investment
transactions                                                                                 (3,509)
Net unrealized appreciation of investments                                                3,538,483
                                                                                        -----------
Net Assets:                                                                             $13,434,784
                                                                                        ===========
Shares of beneficial interest outstanding ($.001 par
     value; unlimited number of shares authorized):                                         898,086
     Net asset value, maximum offering price and redemption
                              price per share*                                               $14.96
                                                                                        -----------
Cost of Investments                                                                      $9,871,789
                                                                                        -----------

   Net assets/shares outstanding

                              See notes to financial statements.

Chase Vista American Value Fund
Statement of Operations
For the six months ended April 30, 1998 (unaudited)

INVESTMENT INCOME:
Dividend                                                                                        $117,391
Interest                                                                                          42,483
                                                                                             -----------
    Total investment income                                                                      159,874
                                                                                             -----------
EXPENSES: (Note 2)
Administration fees                                                                                9,327
Distribution fees                                                                                 15,546
Investment Advisory fees                                                                          43,528
Shareholder servicing fees                                                                        15,546
Custodian fees                                                                                    21,381
Printing and postage                                                                               2,068
Professional fees                                                                                  7,536
Registration costs                                                                                 7,450
Transfer agent fees                                                                               12,437
Trustees fees and expenses                                                                           255
Other                                                                                              9,191
                                                                                             -----------
         Total expenses                                                                          144,265
    Less amounts waived (Note 2)                                                                 (62,183)
                                                                                             -----------
         Net expenses
                                                                         82,082
                                                                                             -----------
             Net investment income                                                                77,792


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                                 432,718
Change in net unrealized appreciation on investments                                             966,351
                                                                                             -----------
    Net realized and unrealized gain on investments                                            1,399,069
                                                                                             -----------
    Net increase in net assets from operations                                                $1,476,861
                                                                                             ===========

                                    See notes to financial statements.

Chase Vista American Value Fund
Statements of Changes in Net Assets
For the periods indicated (unaudited)

                                                                                   Six months        Year
                                                                                      Ended         Ended
                                                                                    04/30/98       10/31/97
                                                                                  -------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                $77,792       $161,212
Net realized gain on investments                                                     432,718      1,299,496
Change in net unrealized appreciation on investments                                 966,351        600,844
                                                                                ------------    -----------
   Increase in net assets from operations                                          1,476,861      2,061,552
                                                                                ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1):
Net investment income                                                               (229,636)       (72,761)
Net realized gain on investment transactions                                      (1,731,280)      (378,357)
                                                                                ------------    -----------
Total dividends and distributions                                                 (1,960,916)      (451,118)
                                                                                ------------    -----------
Increase from capital share transactions (Note 5)                                  2,341,412        357,593
                                                                                ------------    -----------
          Total increase in net assets                                             1,857,357      1,968,027
NET ASSETS:
   Beginning of period                                                            11,577,427      9,609,400
                                                                                ------------    -----------
   End of period                                                                $13,434,784     $11,577 427
                                                                                ============    ===========

In 1996, the fund changed its fiscal year end from November 30 to October 31.

                       See notes to financial statements.

Chase Vista Mutual Funds
Notes to Financial Statements      (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies - Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, the ("1940 Act") as an open-end management investment company. Effective March 16, 1998 the Vista Family of Mutual Funds changed their name to Chase Vista Funds. Chase Vista American Value Fund, the "Fund", is a separate series of The Trust. The Fund offers one class of shares only.

The Chase Manhattan Corporation entered into an agreement whereby it sold its 50% interest in Van Deventer & Hoch to Crestline Capital Partners L.P. On April 22, 1998, shareholders approved this agreement and effective April 30, 1998, the Fund reorganized into a new mutual fund portfolio managed by Van Deventer & Hoch.

The following is a summary of significant accounting policies followed by the
Fund:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Valuation of investments - Equity securities are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities, other than short-term obligations, including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

2. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

Chase Vista Mutual Funds
Notes to Financial Statements      (unaudited)
--------------------------------------------------------------------------------

3. Security transactions and investment income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

4. Federal income taxes - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

5. Distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition-"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax -basis treatment. The adjustments for the Fund relate primarily to the character for tax purposes of certain short-term gains or losses. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

6. Expenses - Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.



2. Fees and Other Transactions with Affiliates

A. Investment advisory fee -- Pursuant to an investment advisory agreement, The Chase Manhattan Bank, ( "Chase" or the "Advisor" ) acts as the Investment Advisor to the Fund. Chase is a direct wholly owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Fund and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.70% of the Fund's average daily net assets. For the six months ended April 30, 1998, the Advisor voluntarily waived $36,899 of its fees.

VanDeventer and Hoch, a registered investment advisor is the sub-investment advisor for the Fund pursuant to a Sub-lnvestment Advisory Agreement with Chase and is paid a fee by Chase at an annual rate equal to 0.35% of the Fund's average daily net assets.

Chase Vista Mutual Funds
Notes to Financial Statements      (unaudited)
--------------------------------------------------------------------------------

B. Shareholder servicing fees - The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Fund may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agents receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Fund. Chase's shareholder servicing fees amounted to $2,086 after waivers.

For the six months ended April 30, 1998, the Shareholder Servicing Agents have voluntarily waived $ 9,338 of their fees.

C. Distribution and sub-administration fees - Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc., (the "Distributor") a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff, and office space for an annual fee of 0.05% of the average daily net assets of the Fund.

The Trustees have adopted a Distribution Plan ( the "Distribution Plan" ) for the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Fund.

For the six months ended April 30, 1998, the Distributor voluntarily waived $ 15,546 of distribution fees.

D. Administration fee-- Pursuant to an Administration Agreement, Chase, (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Fund a fee computed at the annual rate equal to 0.10% of the Fund's average daily net assets.

E. Other - Certain officers of the Trust are officers of Vista Fund Distributors, Inc., or of its parent corporation, BISYS.

Chase provides portfolio accounting and custody services for the Fund. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions--For the six months ended April 30, 1998, purchases and sales of investments, (excluding short-term investments), were as follows:

Purchases (excluding U.S. Government)      $ 1,407,069
Sales (excluding U.S. Government)            1,602,350

Chase Vista Mutual Funds
Notes to Financial Statements      (unaudited)
--------------------------------------------------------------------------------

4. Federal Income Tax Matters- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1998, are as follows:


Aggregate cost                             $ 9,871,789
                                           ===========
Gross unrealized appreciation              $ 3,664,995
Gross unrealized depreciation                 (126,512)
                                           -----------
Net unrealized appreciation                $ 3,538,483
                                           ===========


5. Transactions in Shares of Beneficial Interest - Transactions in Shares of Beneficial Interest were as follows:


--------------------------------------------------------------------------------
                           Six Months Ended April 30,     Year Ended October 31,
                                     1998                        1997
                            Amount         Shares         Amount        Shares
--------------------------------------------------------------------------------
Shares sold                $   762,686       50,171      $1,184,581     81,628
Shares issued in
reinvestment of
distributions.               1,926,257      132,678         441,671     32,814
Shares redeemed               (347,531)     (22,546)     (1,268,659)   (89,019)
                           -----------------------------------------------------
Net increase (decrease)
in Trust shares
outstanding                $ 2,341,412      160,303        $357,593     25,423
                           =====================================================

--------------------------------------------------------------------------------


6. Retirement Plan--The Trust has adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1998, included in Trustees Fees and Expenses in the Statement of Operations and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were $103 and $691 respectively.

Chase Vista American Value Fund
Financial Highlights (unaudited)

                                                          ----------        --------          ---------       --------
                                                          Six Months          Year            12/l/95##       2/3/95*
                                                             Ended            Ended           Through         Through
                                                           04/30/98         10/31/97          10/31/96        11/30/95
                                                          ----------        --------          ---------       --------

PER SHARE OPERATING PERFORMANCE:

Net Asset Value, Beginning of Period                          $15.69          $13.49             $12.11         $10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       0.074           0.218              0.152          0.180
   Net gains or losses in securities (both realized
   and unrealized)                                             1.722           2.602              1.694          2.000

                                                          ----------        --------          ---------       --------
      TOTAL FROM INVESTMENT OPERATIONS                         1.796           2.820              1.846          2.180
                                                          ----------        --------          ---------       --------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        0.274           0.100              0.196          0.070
   Distributions from capital gains                            2.252           0.520              0.270              -
      TOTAL DISTRIBUTIONS                                      2.526           0.620              0.466          0.070
NET ASSET VALUE, END OF PERIOD                                $14.96          $15.69             $13.49         $12.11
                                                          ==========        ========          =========       ========

TOTAL RETURN                                                   12.62%          21.67%             15.76%         21.80%

RATIOS/SUPPLEMENTAL DATA:

  Net Assets, End of Period (000 omitted)                    $13,435         $11,577             $9,609         $8,399
  Ratios to Average Net Assets:#
      Ratio of Expenses                                         1.32%           1.32%              1.37%          1.23%
      Ratio of Net Investment Income                            1.25%           1.50%              1.38%          1.97%
      Ratio of expenses without waivers and
      assumption of expenses                                    2.32%           2.45%              2.52%          2.03%
      Ratio of net investment income without
      waivers and assumption of expenses                        0.25%           0.37%              0.23%          1.17%
Portfolio Turnover Rate                                           13%             37%                25%            11%


* Commencement of operations.
# Short periods have been annualized
##In 1996, the Fund changed its fiscal year end from November 30 to October 31.

                       See notes to financial statements.